UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                       (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

CLOSED-END FUNDS - 94.46%
	Aberdeen Chile Fund, Inc.	68,935	$488,060
	Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	198,003	2,733,867
	Aberdeen Greater China Fund, Inc.	216,000	2,477,520
	Aberdeen Japan Equity Fund, Inc.	30,566	259,811
	Aberdeen Latin America Equity Fund, Inc.	16,927	391,860
	Adams Diversified Equity Fund, Inc.	311,000	4,444,190
	Adams Natural Resources Fund, Inc.	214,000	4,001,800
	Alliance California Municipal Income Fund, Inc.	48,708	667,299
	ASA Gold and Precious Metals Ltd.	85,997	1,005,305
	BlackRock Muni New York Intermediate Duration Fund, Inc.	19,189	268,646
	Boulder Growth & Income Fund, Inc.	1,149,300	11,159,703
	CBRE Clarion Global Real Estate Income Fund	103,794	801,290
	Central and Eastern Europe Fund, Inc.	79,469	1,740,371
	Central Securities Corp.	184,000	4,587,120
	Deutsche High Income Opportunities Fund, Inc.	125,473	1,867,038
	Dividend and Income Fund	217,000	2,679,950
	Eagle Capital Growth Fund, Inc.	30,617	240,343
	Eagle Growth & Income Opportunities Fund	129,800	2,236,454
	Eaton Vance California Municipal Income Trust	21,090	264,258
	Eaton Vance Michigan Municipal Bond Fund	25,972	357,375
	Eaton Vance Michigan Municipal Income Trust	16,534	223,718
	Eaton Vance New Jersey Municipal Bond Fund	7,706	99,716
	Eaton Vance New Jersey Municipal Income Trust	80,000	972,800
	Eaton Vance New York Municipal Bond Fund II	6,764	80,289
	Eaton Vance New York Municipal Income Trust	4,455	58,093
	Eaton Vance Pennsylvania Municipal Income Trust	274	3,343
	Franklin Universal Trust	73,181	523,244
	General American Investors Co., Inc.	115,000	3,950,250
	Invesco Pennsylvania Value Municipal Income Trust	185,000	2,284,750
	Latin American Discovery Fund, Inc.	146,093	1,531,055
	Legg Mason BW Global Income Opportunities Fund, Inc.	5,891	77,938
	Liberty All Star Equity Fund	713,000	4,035,580
*	Mexico Equity & Income Fund, Inc.	66,292	757,055
	Morgan Stanley Emerging Markets Fund, Inc.	222,499	3,593,359
	Neuberger Berman New York Intermediate Municipal Fund, Inc.	41,024	523,056
	Nuveen Connecticut Quality Municipal Income Fund	185,000	2,286,600
	Nuveen Maryland Quality Municipal Income Fund	20,500	266,090
	Nuveen Michigan Quality Municipal Income Fund	134,601	1,844,034
	Nuveen New Jersey Quality Municipal Income Fund	276,374	3,786,324
	Nuveen North Carolina Quality Municipal Income Fund	124,845	1,664,184
	Nuveen Pennsylvania Quality Municipal Income Fund	50,494	675,610
*	Pershing Square Holdings Ltd. Fund	160,000	2,384,000
	RMR Real Estate Income Fund	229,000	5,003,879
	Royce Global Value Trust, Inc.	298,100	2,864,741

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
			Shares		Value (Note 1)

CLOSED-END FUNDS - Continued
	Source Capital, Inc.		112,000		$4,328,800
	Templeton Dragon Fund, Inc.		88,086		1,776,695
	Templeton Emerging Markets Income Fund		226,606		2,542,519
	Templeton Global Income Fund		33,842		227,418
*	Terra Capital PLC Fund		1,318,010		1,225,749
	The Aberdeen Indonesia Fund, Inc.		99,000		752,994
	The Asia Pacific Fund, Inc.		108,212		1,406,756
	The China Fund, Inc.		149,000		2,783,320
	The Gabelli Global Small and Mid Cap Value Trust		124,367		1,537,176
	The GDL Fund		129,844		1,332,199
*	The Taiwan Fund, Inc.		49,978		989,064
	The Thai Fund, Inc.		302,000		2,618,340
	The Turkish Investment Fund, Inc.		28,900		278,596
	Third Point Offshore Investors Ltd.		114,000		1,755,600
	Tri-Continental Corp.		87,268		2,124,976

	Total Closed-End Funds (Cost $96,875,688)				107,842,170

SHORT-TERM INVESTMENT - 4.86%
§	Fidelity Investments Money Market Government
	Portfolio - Institutional Class, 0.85%		5,545,963		5,545,963

	Total Short-Term Investment (Cost $5,545,963)				5,545,963

Total Value of Investments (Cost $102,421,651) (a) - 99.32%					$113,388,133

Other Assets Less Liabilities - 0.68%					780,623

	Net Assets - 100%				$114,168,756

*	Non-income producing investment
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets		Value
	Closed-End Funds	94.46%		$107,842,170
	Short-Term Investment	4.86%		5,545,963
	Other Assets Less Liabilities	0.68%		780,623
	Total Net Assets	100.00%		$114,168,756

					(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation	$11,318,514
	Aggregate gross unrealized depreciation	(352,032)

	Net unrealized appreciation	$10,966,482

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$107,842,170	$107,842,170	$-	$-
Short-Term Investment	5,545,963	5,545,963	-	-
Total	$113,388,133	$113,388,133	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: August 28, 2017	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: August 28, 2017	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 28, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy